Significant accounting policies (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations		5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatment, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.
Property, plant and equipment		£ 1,631		£ 947
Other liabilities		£ 5,239		5,170
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.59%
Profit/(loss) after tax		£ 2,780		1,010	[1]	£ (980)	[1],[2]
Lease liabilities		529		569
Right of use assets				509
Effects of changes in accounting policies	[3]					(2,150)
Rental prepayments		£ 529	[4]	4
Rent free adjustments				25
Description of cross-reference to disclosures about credit risk presented outside financial statements		7. Other disclosures To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows: Credit risk on page 31 to 32 and on pages 45 to 67 Market risk on page 32 and on pages 68 to 70 Treasury and capital risk – capital on page 32 to 33 and on page 77 Treasury and capital risk – liquidity on page 32 and on pages 72 to 76. These disclosures are covered by the Audit opinion (included on page 96) where referenced as audited.
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effects of changes in accounting policies	[5]	£ (46)
IFRS 16 [member] | Onerous contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effects of changes in accounting policies	[5]	(46)
Right of use assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		£ 475		0
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations		IFRS 16 – Leases IFRS 16 Leases, which replaced IAS 17 Leases, was applied effective from 1 January 2019. IFRS 16 does not result in a significant change to lessor accounting; however, for lessee accounting there is no longer a distinction between operating and finance leases. Instead, the lessee is required to recognise both a right of use (ROU) Asset and lease liability on-balance sheet. There is a recognition exemption permitted for leases with a term of 12 months or less. The Barclays Bank Group applied IFRS 16 on a modified retrospective basis and took advantage of the option not to restate comparative periods. The Barclays Bank Group applied the following transition options available under the modified retrospective approach: To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments. To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Bank Group adjusted the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision. To apply the recognition exception for leases with a term not exceeding 12 months. To use hindsight in determining the lease term if the contract contains options to extend or terminate the lease. Upon adoption of IFRS 16, the Barclays Bank Group applied the transition option which permitted the ROU asset to equal the lease liability, adjusted for prepaid or accrued prepayments. This approach resulted in a lease liability of £569m and an ROU asset of £509m being recognised as at 1 January 2019. The difference in the lease liability and the ROU asset was a result of the following adjustments: An increase in the ROU asset as a result of rental prepayments of £14m and, A decrease in the ROU asset as a result of onerous lease provisions previously recognised of £46m, £25m of rent free adjustments and £3m of finance sublease arrangements. The ROU asset was recorded in property, plant and equipment and the lease liability within other liabilitites. When measuring lease liabilities, the Barclays Bank Group discounted lease payments using the incremental borrowing rate at 1 January 2019. The weighted average applied was 4.59%. The following shows a reconciliation between the operating lease commitments as at 31 December 2018 and the lease liability recorded as at 1 January 2019.
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effects of changes in accounting policies				580
IFRS 16 [member] | Right of use assets [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effects of changes in accounting policies				580
Rental prepayments				14
Sublease arrangements				3
IFRIC Interpretation 23 Uncertainty over Income Tax Treatment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations		IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. There was no significant effect from the adoption of IFRIC 23 in relation to accounting for uncertain tax positions.
IAS 12 - Income Taxes - Amendments to IAS 12 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations		IAS 12 – Income Taxes – Amendments to IAS 12 The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for 2019 by £171m, 2018 by £175m and 2017 by £174m. This change does not impact retained earnings.
Profit/(loss) after tax		£ 171		£ 175		£ 174
IAS 19 Employee Benefits - Amendments to IAS 19 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations		IAS 19 – Employee Benefits – Amendments to IAS 19 The IASB issued amendments to the guidance in IAS 19, Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. There was no significant effect from the adoption of the amendments of IAS 19.
IFRS 17 - Insurance contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Description of nature of impending change in accounting policy		IFRS 17 – Insurance contracts In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. In June 2019, the IASB published an exposure draft with proposed amendments to IFRS 17. The proposed amendments that are expected to be relevant to the Barclays Bank Group are changes to the scoping of IFRS 17, changes in the effective date of IFRS 17 and changes to IFRS 9 which were consequential amendments as a result of IFRS 17. The standard is currently effective from 1 January 2021, although the amendments would change the effective date to 1 January 2022, and the standard has not yet been endorsed by the EU. The Barclays Bank Group is currently assessing the expected impact of adopting this standard.

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e

[4]	Lease liabili ties represents the minimum lease payments under the lease discounted at the rate implicit in the lease.
[5]

Upon adoption of IFRS 16 on 1 January 2019, £46m of onerous lease provisions in Barclays Bank Group were transferred to right of use asset impairment allowance. Please see page 107 in note 1 for further de tail.